Reconciles Original Presentation of Three Operating Segments to Current Presentation (Parenthetical) (Detail) (Southeast Asia, USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 2,858	$ 2,858
C&PS
Segment Reporting Information [Line Items]
Goodwill	$ 2,858